Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 11.8%
21,479	(1)	Alphabet, Inc. - Class A	$59,740,617	4.0
19,755	(1)	Alphabet, Inc. - Class C	55,175,517	3.7
9,454	(1)	Charter Communications, Inc.	5,157,346	0.3
191,291	(1)	Meta Platforms, Inc.	42,535,467	2.8
35,820	(1)	NetFlix, Inc.	13,417,814	0.9
7,680	(1)	Walt Disney Co.	1,053,389	0.1
			177,080,150	11.8

		Consumer Discretionary: 18.9%
35,998	(1)	Amazon.com, Inc.	117,351,680	7.8
3,399	(1)	Booking Holdings, Inc.	7,982,382	0.5
8,279		Dollar General Corp.	1,843,154	0.1
51,882		eBay, Inc.	2,970,763	0.2
86,618		Home Depot, Inc.	25,927,366	1.7
27,401	(1)	Las Vegas Sands Corp.	1,065,077	0.1
55,916		Lowe's Cos, Inc.	11,305,656	0.8
22,542	(1)	Marriott International, Inc.	3,961,757	0.3
11,025		McDonald's Corp.	2,726,262	0.2
102,752		Nike, Inc. - Class B	13,826,309	0.9
3,042	(1),(2)	Rivian Automotive, Inc.	152,830	0.0
29,025		Ross Stores, Inc.	2,625,602	0.2
95,402		Starbucks Corp.	8,678,720	0.6
17,786		Target Corp.	3,774,545	0.2
69,029	(1)	Tesla, Inc.	74,385,650	4.9
98,918		TJX Cos., Inc.	5,992,452	0.4
			284,570,205	18.9

		Consumer Staples: 4.6%
84,110		Altria Group, Inc.	4,394,747	0.3
227,337		Coca-Cola Co.	14,094,894	0.9
36,693		Colgate-Palmolive Co.	2,782,430	0.2
34,282		Costco Wholesale Corp.	19,741,290	1.3
18,978		Estee Lauder Cos., Inc.	5,168,089	0.3
14,057		Kimberly-Clark Corp.	1,731,260	0.1
28,563	(1)	Monster Beverage Corp.	2,282,184	0.2
95,108		PepsiCo, Inc.	15,919,177	1.1
42,371		Sysco Corp.	3,459,592	0.2
			69,573,663	4.6

		Energy: 0.0%
5,754		EOG Resources, Inc.	686,049	0.0

		Financials: 1.9%
32,495		American Express Co.	6,076,565	0.4
10,669		Aon PLC	3,474,146	0.2
58,120		Blackstone, Inc.	7,377,753	0.5
1,658		Goldman Sachs Group, Inc.	547,306	0.0
4,971		Marsh & McLennan Cos., Inc.	847,158	0.1
12,754		Moody's Corp.	4,303,327	0.3
14,142		S&P Global, Inc.	5,800,766	0.4
			28,427,021	1.9

		Health Care: 7.2%
72,027		Abbott Laboratories	8,525,116	0.6
146,527		AbbVie, Inc.	23,753,492	1.6
6,524	(1)	Align Technology, Inc.	2,844,464	0.2
38,097		Amgen, Inc.	9,212,616	0.6
2,734		Danaher Corp.	801,964	0.1
51,232	(1)	Edwards Lifesciences Corp.	6,031,031	0.4
55,537		Eli Lilly & Co.	15,904,131	1.1
20,295		HCA Healthcare, Inc.	5,086,333	0.3
12,095	(1)	Illumina, Inc.	4,225,993	0.3
29,382	(1)	Intuitive Surgical, Inc.	8,863,962	0.6
28,055	(1)	Moderna, Inc.	4,832,754	0.3
907	(1)	Regeneron Pharmaceuticals, Inc.	633,467	0.0
12,345		Stryker Corp.	3,300,436	0.2
2,933		Thermo Fisher Scientific, Inc.	1,732,376	0.1
5,384		UnitedHealth Group, Inc.	2,745,678	0.2
8,440	(1)	Vertex Pharmaceuticals, Inc.	2,202,587	0.1
37,327		Zoetis, Inc.	7,039,499	0.5
			107,735,899	7.2

		Industrials: 4.3%
6,900		3M Co.	1,027,272	0.1
38,684		Caterpillar, Inc.	8,619,569	0.6
23,128		Deere & Co.	9,608,759	0.6
8,843		FedEx Corp.	2,046,182	0.1
12,292		Honeywell International, Inc.	2,391,777	0.2
23,396		Illinois Tool Works, Inc.	4,899,122	0.3
17,590		Lockheed Martin Corp.	7,764,226	0.5
1,056		Northrop Grumman Corp.	472,264	0.0
114,533	(1)	Uber Technologies, Inc.	4,086,538	0.3
33,696		Union Pacific Corp.	9,206,084	0.6
60,022		United Parcel Service, Inc. - Class B	12,872,318	0.9
5,564		Waste Management, Inc.	881,894	0.1
			63,876,005	4.3

		Information Technology: 47.9%
42,405		Accenture PLC	14,300,238	1.0
39,076	(1)	Adobe, Inc.	17,803,807	1.2
135,494	(1)	Advanced Micro Devices, Inc.	14,814,914	1.0
17,319		Analog Devices, Inc.	2,860,752	0.2
1,280,208		Apple, Inc.	223,537,119	14.9
73,510		Applied Materials, Inc.	9,688,618	0.6
11,550	(1)	Atlassian Corp. PLC	3,393,736	0.2
18,257	(1)	Autodesk, Inc.	3,913,388	0.3
32,032		Automatic Data Processing, Inc.	7,288,561	0.5
39,779	(1)	Block, Inc. - USD	5,394,032	0.4
33,479		Broadcom, Inc.	21,081,057	1.4
10,938	(1)	Dell Technologies, Inc.	548,978	0.0
3,380	(1)	Fiserv, Inc.	342,732	0.0
22,015		Intuit, Inc.	10,585,693	0.7
12,572		KLA Corp.	4,602,106	0.3
11,662		Lam Research Corp.	6,269,608	0.4
71,597		Mastercard, Inc. - Class A	25,587,336	1.7
12,822		Micron Technology, Inc.	998,706	0.1
625,055		Microsoft Corp.	192,710,707	12.8
198,421		Nvidia Corp.	54,141,154	3.6
6,744		NXP Semiconductor NV - NXPI - US	1,248,180	0.1
124,612		Oracle Corp.	10,309,151	0.7

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
97,456	(1) PayPal Holdings, Inc.	$11,270,786	0.7
93,557	Qualcomm, Inc.	14,297,381	1.0
14,895	(1) Salesforce.com, Inc.	3,162,506	0.2
16,556	(1) ServiceNow, Inc.	9,219,871	0.6
15,785	(1) Snowflake, Inc. - Class A	3,616,817	0.2
47,495	Texas Instruments, Inc.	8,714,383	0.6
3,878	(1) Twilio, Inc.	639,133	0.0
137,619	Visa, Inc. - Class A	30,519,766	2.0
6,847	VMware, Inc.	779,668	0.1
15,896	(1) Workday, Inc.	3,806,456	0.3
18,033	(1) Zoom Video Communications, Inc.	2,114,009	0.1
		719,561,349	47.9

	Materials: 0.7%
4,395	Dow, Inc.	280,050	0.0
18,177	Ecolab, Inc.	3,209,331	0.2
35,538	Freeport-McMoRan, Inc.	1,767,660	0.1
19,936	Sherwin-Williams Co.	4,976,424	0.3
6,360	Southern Copper Corp.	482,724	0.1
		10,716,189	0.7

	Real Estate: 1.6%
37,430	American Tower Corp.	9,403,164	0.6
35,724	Crown Castle International Corp.	6,594,650	0.4
5,261	Equinix, Inc.	3,901,663	0.3
9,545	Public Storage, Inc.	3,725,223	0.3
		23,624,700	1.6

	Total Common Stock
	(Cost $415,930,308)	1,485,851,230	98.9

EXCHANGE-TRADED FUNDS: 0.8%
77,236	iShares Russell Top 200 Growth ETF	12,270,484	0.8

	Total Exchange-Traded Funds
	(Cost $12,383,944)	12,270,484	0.8

	Total Long-Term Investments
	(Cost $428,314,252)	1,498,121,714	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.0%
161,756	(3) Bank of Montreal, Repurchase Agreement dated 03/31/22, 0.24%, due 04/01/22 (Repurchase Amount $161,757, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $164,991, due 04/07/22-08/15/51)
	(Cost $161,756)	$161,756	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
3,250,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $3,250,000)	3,250,000	0.2

	Total Short-Term Investments
	(Cost $3,411,756)	3,411,756	0.2

	Total Investments in Securities (Cost $431,726,008)	$1,501,533,470	99.9
	Assets in Excess of Other Liabilities	948,038	0.1
	Net Assets	$1,502,481,508	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,485,851,230	$–	$–	$1,485,851,230
Exchange-Traded Funds	12,270,484	–	–	12,270,484
Short-Term Investments	$3,250,000	$161,756	$–	$3,411,756
Total Investments, at fair value	$1,501,371,714	$161,756	$–	$1,501,533,470
Other Financial Instruments+
Futures	253,965	–	–	253,965
Total Assets	$1,501,625,679	$161,756	$–	$1,501,787,435

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	16	06/17/22	$3,624,600	$253,965
			$3,624,600	$253,965

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $432,308,293.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,079,834,445
Gross Unrealized Depreciation	(10,355,303)
Net Unrealized Appreciation	$1,069,479,142